Dividends Paid and Proposed (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Summary of Woodside Energy Group Ltd, the parent entity, paid and proposed dividends	Woodside Energy Group Ltd, the parent entity, paid and proposed dividends set out below:

	2022 US$m	2021 US$m	2020 US$m

(a) Dividends paid during the financial year
Prior year fully franked final dividend 1	1,018	115	518
Current year fully franked interim dividend 2	2,070	289	248

	3,088	404	766

(b) Dividend declared subsequent to the reporting period (not recorded as a liability)
Final dividend 3	2,734	1,018	115

(c) Other information
Current year dividends per share (US cents)	253	135	38

1.	2022: US$1.05, paid on 23 March 2022
2021:	US$0.12, paid on 24 March 2021
2020:	US$0.55, paid on 20 March 2020
2.	2022: US$1.09, paid on 6 October 2022
2021:	US$0.30, paid on 24 September 2021
2020:	US$0.26, paid on 18 September 2020
3.	2022: US$1.44, to be paid on 5 April 2023
2021:	US$1.05, paid on 23 March 2022
2020:	US$0.12, paid on 24 March 2021